Initial Public Offering (Details) - $ / shares	Dec. 15, 2020	Sep. 13, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock	1
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		1
Exercise price of warrants		$ 11.50
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued	41,400,000
Purchase price, per unit	$ 10.00
Initial Public Offering. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	1
Percentage of warrant in each unit in initial public offering	0.33%
Number of redeemable warrants	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	5,400,000
Purchase price, per unit	$ 10.00